AMOUNTS RECEIVABLE AND OTHER ASSETS (Details) - CAD ($)	Jun. 30, 2026	Mar. 31, 2026
AMOUNTS RECEIVABLE AND OTHER ASSETS
Sales tax refundable	$ 76,718	$ 0
Prepaids	82,851	110,319
Total	$ 159,569	$ 110,319